RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions

A.Balance:

	The nature of the relationship involved	As of December 31,
		2020	2019
Long-term investment	Equity investment in a limited partnership	$57	$55

B.Transactions:

	Description of the transactions	Year ended December 31,
		2020	2019	2018
General and Administrative expense	Directors’ fees and reimbursement to directors	$787	$783	$736
Other income (expense), net	Non-controlling interest income (loss) from a limited partnership	$2	$(55)	$44